Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Uncertain tax positions	$ 0			$ 0
HZO, Inc. and Subsidiaries
Income Taxes
Effective tax rate				1.50%
Provision (benefit) for income taxes	40,727	$ (254,495)		$ (240,355)	$ (635,631)
Uncertain tax positions	$ 0			$ 500,000	$ 500,000
HZO, Inc. and Subsidiaries | Subsequent Event
Income Taxes
Effective tax rate			0.00%